SHARE INCENTIVE PLAN	12 Months Ended
Sep. 30, 2014
SHARE INCENTIVE PLAN
21.	SHARE INCENTIVE PLAN

Share options

On April 18, 2008, the Company’s shareholders approved the “China Distance Education Holdings Limited Share Incentive Plan” (the “Prior Plan”), which permits the grant of share options and shares to its employees and non-employees (the “Participants”). The maximum number of ordinary shares that may be delivered pursuant to compensatory awards granted to the “Participants” under the Prior Plan should not exceed 11,652,556 ordinary shares of par value US$0.0001 per share. On July 2, 2008, the Company’s shareholders approved the “China Distance Education Holdings Limited 2008 Performance Incentive Plan” (the “New Plan”). Subject to any amendment of the New Plan, the maximum number of ordinary shares that may be issued pursuant to the New Plan is equal to 5% of the total number of ordinary shares issued and outstanding as of August 4, 2008, plus an automatic annual increase on October 1 of each calendar year commencing with October 1, 2008, by an amount equal to the lesser of (i) 1% of the total number of ordinary shares issued and outstanding on September 30 of the same calendar year, or (ii) such number of ordinary shares as may be determined by the Company’s board of directors. The purpose of these share incentive plans is to promote the success of the Company and the interests of its shareholders by providing a means through which the Company may grant equity-based incentives to attract, motivate, retain and reward certain officers, employees, directors and other eligible persons and to further link the interests of recipients with those of the Company’s shareholders generally. The Prior Plan will expire on April 17, 2018. The New Plan will expire on the tenth anniversary date of August 4, 2008. Option awards are generally granted with an exercise price equal to the market price of the Company’s stock at the date of grant; those option awards generally vest within 4 years of continuous service and have 10-year contractual terms. Share awards generally vest for 1 year.

On May 21, 2013, the Company’s board of directors and compensation committee approved to cancel 400,000 options that were granted to the five directors on December 2, 2008 with an exercise price per share equal to US$0.615. Since these options were fully vested and the corresponding share-based compensation was recognized before the cancellation date, no expense related to such options was recorded in the year ended September 30, 2013.

By the same resolution of the board of directors on May 21, 2013, 720,900 options that were granted to the selected employees on November 17, 2009 with an exercise price per share equal to US$1.87 were cancelled. This cancellation resulted in an immediate recording of the remaining share-based compensation of US$146 in the year ended September 30, 2013.

A summary of option activity as of September 30, 2014, and changes during the years ended September 30, 2014 are presented below:

Share option granted to employees and non-executive directors	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value

Outstanding, September 30, 2013	1,579,732	US$	0.50	6.37	3,389
Exercised	(1,095,732)	US$	0.45

Outstanding, September 30, 2014	484,000	US$	0.35	5.73	1,528

Exercisable at September 30, 2014	484,000	US$	0.35	5.73	1,528

A summary of the activities of the share option granted to non-employees as of September 30, 2014, and changes during the year ended September 30, 2014 are presented below:

Share option granted to non-employees	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value

Outstanding, September 30, 2013	128,200	US$	0.495	4.55	275
Exercised	—

Outstanding, September 30, 2014	128,200	US$	0.345	3.55	405

Exercisable at September 30, 2014	128,200	US$	0.345	3.55	405

On November 20, 2013, the Company declared a cash dividend of US$0.15 per ordinary share on its outstanding shares to shareholders as of January 8, 2014. According to the terms of the Prior and New Plan, the exercise price was duly reduced by US$0.15 for all of the outstanding options as of January 8, 2014. The change in exercise price incurred in the year ended September 30, 2014, and therefore was not reflected in the weighted-average exercise price as of September 30, 2013.

The total intrinsic value of options exercised during the year ended September 30, 2014 was US$3,906. As of September 30, 2014, there was no unrecognized share-based compensation cost related to share options since the share options were all fully vested.

Nonvested restricted shares

On December 3, 2012, the Company granted 225,000 nonvested restricted shares of the Company to its directors, of which 100,000 nonvested restricted shares are vested immediately on the grant date and the rest is restricted on transferability and will be forfeited if the directors cease to provide requisite service to the Company. The restriction will be removed upon the vesting of the nonvested restricted shares on the first anniversary of the issuance day. Before the removal of such restrictions, the holders of the nonvested shares shall be entitled to all rights and privileges of those of ordinary shareholders, and shall be entitled to voting rights and dividends. Therefore, these nonvested shares are considered participating securities for the purpose of net earnings per share calculation. The grant-date fair value of a nonvested restricted share was US$1.22, which was determined based on the closing price of the Company’s ADSs on NYSE on December 3, 2012. This grant resulted in a total share-based compensation of US$276, of which US$122 was recognized immediately on the grand date and US$154 was recognized ratably over the requisite service period of one year.

On December 3, 2013, the Company granted 125,000 nonvested restricted shares of the Company to its directors. These shares are restricted on transferability and will be forfeited if the directors cease to provide requisite service to the Company. The restriction will be removed upon the vesting of the nonvested restricted shares on the first anniversary of the issuance day. Before the removal of such restrictions, the holders of the nonvested shares shall be entitled to all rights and privileges of those of ordinary shareholders, and shall be entitled to voting rights and dividends. Therefore, these nonvested shares are considered participating securities for the purpose of net earnings per share calculation. The grant-date fair value of a nonvested restricted share was US$4.58, which was determined based on the closing price of the Company’s ADSs on NYSE on December 3, 2013. This grant resulted in a total share-based compensation of US$573, which was recognized ratably over the requisite service period of one year.

A summary of the nonvested restricted shares activity is as follows:

	Number of Nonvested restricted shares outstanding	Weight average grant-date fair value	Aggregated intrinsic value
	US$

Nonvested restricted shares outstanding at September 30, 2013	125,000	1.22	$330
Granted	125,000	4.58
Vested	(125,000)	1.22

Nonvested restricted shares outstanding at September 30, 2014	125,000	4.58	$438

Nonvested restricted shares expected to vest at September 30, 2014	125,000	4.58	$438

The total fair value of shares vested during the years ended September 30, 2012, 2013 and 2014 were $ nil, $122 and $153, respectively. The Company recorded share-based compensation expenses of $21, $250 and $503 for the years ended September 30, 2012, 2013 and 2014, respectively. As of September 30, 2014, there was $95 of share-based compensation related to nonvested shares that is expected to be recognized over a weighted average period of 0.2 year.

Share-based compensation expense

Total share-based compensation expense of share-based awards granted to employees, non-employees and non-executive directors recognized for the years ended September 30, 2012, 2013 and 2014 are as follows:

	As of September 30,
	2012	2013	2014
	US$	US$	US$

Cost of services	37	56	—
General and administrative expenses	88	522	503
Selling expenses	16	47	—

	141	625	503